Schedule of lease term and discount rate (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases
Weighted-average remaining term of operating lease	3 years 6 months 18 days	4 years 14 days
Weighted-average discount rate of operating lease	6.85%	6.85%